Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-B OWNER TRUST
Monthly Servicer's Certificate
for the month of December 2015

Collection Period	31-Dec-15	30/360 Days	30	Collection Period Start	1-Dec-15
Distribution Date	15-Jan-16	Actual/360 Days	31	Collection Period End	31-Dec-15
				Prior Month Settlement Date	15-Dec-15
				Current Month Settlement Date	15-Jan-16

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		913,955,005.43	607,383,557.50	584,209,261.18	0.659813
Yield Supplement Overcollaterization		28,538,338.78	15,503,811.73	14,580,633.66
Total Adjusted Portfolio		885,416,666.65	591,879,745.77	569,628,627.52
Total Adjusted Securities		885,416,666.65	591,879,745.77	569,628,627.52	0.643345
Class A-1 Notes	0.23000%	179,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.60000%	243,000,000.00	128,463,079.12	106,211,960.87	0.437086
Class A-3 Notes	1.11000%	343,000,000.00	343,000,000.00	343,000,000.00	1.000000
Class A-4 Notes	1.66000%	85,000,000.00	85,000,000.00	85,000,000.00	1.000000
Certificates	0.00000%	35,416,666.65	35,416,666.65	35,416,666.65	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	22,251,118.25	64,231.54	91.5683879	0.2643273
Class A-3 Notes	0.00	317,275.00	-	0.9250000
Class A-4 Notes	0.00	117,583.33	-	1.3833333
Certificates	0.00	0.00	-	-
Total Securities	22,251,118.25	499,089.87

I. COLLECTIONS

Interest:
Interest Collections		1,446,079.85
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		1,446,079.85

Principal:
Principal Collections		22,580,237.24
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		22,580,237.24

Recoveries of Defaulted Receivables		193,653.62
Servicer Advances		0.00

Total Collections		24,219,970.71

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	38,327	591,879,745.77
Total Principal Payment		22,251,118.25
	37,760	569,628,627.52

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-B OWNER TRUST
Monthly Servicer's Certificate
for the month of December 2015

III. DISTRIBUTIONS

Total Collections	24,219,970.71
Reserve Account Draw	0.00
Total Available for Distribution	24,219,970.71

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	506,152.96
Servicing Fee Paid	506,152.96
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	64,231.54

Class A-2 Notes Monthly Interest Paid	64,231.54
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	317,275.00

Class A-3 Notes Monthly Interest Paid	317,275.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	117,583.33

Class A-4 Notes Monthly Interest Paid	117,583.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-B OWNER TRUST
Monthly Servicer's Certificate
for the month of December 2015

Total Note Monthly Interest
Total Note Monthly Interest Due		499,089.87
Total Note Monthly Interest Paid		499,089.87
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		23,214,727.88

4. Total Monthly Principal Paid on the Notes		22,251,118.25

Total Noteholders' Principal Carryover Shortfall		0.00
Total Noteholders' Principal Distributable Amount		22,251,118.25
Change in Total Noteholders' Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		963,609.63
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		963,609.63

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,213,541.67
Required Reserve Account Amount		2,213,541.67
Beginning Reserve Account Balance		2,213,541.67
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,213,541.67

Required Reserve Account Amount for Next Period		2,213,541.67

VI. POOL STATISTICS

Weighted Average Coupon		2.80%
Weighted Average Remaining Maturity		43.23

	Amount	Number
Principal on Defaulted Receivables	594,059.08	36
Principal Recoveries of Defaulted Receivables	193,653.62
Monthly Net Losses	400,405.46
Pool Balance at Beginning of Collection Period	607,383,557.50

Net Loss Ratio for Third Preceding Collection Period	0.46%
Net Loss Ratio for Second Preceding Collection Period	0.19%
Net Loss Ratio for Preceding Collection Period	0.66%
Net Loss Ratio for Current Collection Period	0.79%
Four-Month Average Net Loss Ratio	0.53%

Cumulative Net Losses for all Periods	2,686,457.76

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-B OWNER TRUST
Monthly Servicer's Certificate
for the month of December 2015

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	4,238,220.47	227	0.73%
61-90 Days Delinquent	744,731.58	40	0.13%
91-120 Days Delinquent	112,287.61	8	0.02%
More than 120 Days	21,167.57	1	0.00%
Total 31+ Days Delinquent Receivables:	5,116,407.23	276	0.88%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.13%	0.11%
Delinquency Ratio for Second Preceding Collection Period	0.14%	0.14%
Delinquency Ratio for Preceding Collection Period	0.17%	0.14%
Delinquency Ratio for Current Collection Period	0.15%	0.13%
Four-Month Average Delinquency Ratio	0.15%	0.13%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO